Property, plant & equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
7	Property, plant & equipment

The changes in the carrying value of the property, plant & equipment can be presented as follows for the year 2018 and 2017:

in 000€	Land andbuildings	Plant andequipment	Leasedassets	Construc-tion inprogress	Total
Acquisition value
At January 1, 2017	19,797	40,199	11,241	4,652	75,889
Additions	377	10,560	2,246	17,334	30,517
Acquired from business combinations*	9,362	10,318	136	414	20,230
Disposals	(31)	(1,046)	(39)	218	(898)
Transfers	11,527	7,439	(425)	(18,914)	(373)
Currency Translation	(185)	(118)	5	88	(210)
Other	(663)	(235)	1,139	(38)	203
At December 31, 2017*	40,184	67,117	14,303	3,754	125,358
Additions	3,079	9,476	792	5,210	18,557
Acquired from business combinations	−	−	−	−	−
Disposals	(99)	(1,882)	(17)	(387)	(2,385)
Transfers	2,728	2,953	(732)	(5,547)	(598)
Currency Translation	(119)	(25)	(19)	(26)	(189)
Other	4	(82)	−	(2)	(80)
At December 31, 2018	45,777	77,557	14,327	3,002	140,663

Depreciation
At January 1, 2017	(5,093)	(22,263)	(3,470)	−	(30,826)
Depreciation charge for the year *	(831)	(5,531)	(2,327)	−	(8,689)
Disposals	15	842	18	−	875
Transfers	521	(444)	296	−	373
Currency Translation	31	166	(1)	−	196
Other	853	64	(1,139)	−	(222)
At December 31, 2017 *	(4,504)	(27,166)	(6,623)	−	(38,293)
Depreciation charge for the year	(1,560)	(8,010)	(2,346)	(307)	(12,223)
Disposals	26	2,102	6	−	2,134
Transfers	(18)	(253)	514	−	243
Currency Translation	(15)	(53)	8	−	(60)
Other	−	73	−	−	73
At December 31, 2018	(6,071)	(33,307)	(8,441)	(307)	(48,126)

Net book value
At December 31, 2018	39,706	44,250	5,886	2,695	92,537
At December 31, 2017*	35,680	39,951	7,680	3,754	87,065
At January 1, 2017	14,704	17,936	7,771	4,652	45,063

The changes in the carrying value of the property, plant and equipment can be presented as follows for the year 2016:

in 000€	Land andbuildings	Plant andequipment	Leasedassets	Construc-tion inprogress	Total
Acquisition value
At January 1, 2016	19,719	33,408	8,933	2,114	64,174
Additions	8	4,916	2,483	7,899	15,306
Acquired from business combinations	−	−	−	−	−
Disposals	(2)	(2,266)	(699)	(6)	(2,973)
Transfers	3	4,180	540	(5,330)	(607)
Currency Translation	69	−	(20)	(25)	24
Other	−	(39)	4	−	(35)
At December 31, 2016	19,797	40,199	11,241	4,652	75,889

Depreciation
At January 1, 2016	(4,369)	(18,927)	(2,478)	−	(25,774)
Depreciation charge for the year	(709)	(4,048)	(1,663)	−	(6,420)
Disposals	2	541	669	−	1,212
Transfers	−	117	−	−	117
Currency Translation	(17)	6	2	−	(9)
Other	−	48	−	−	48
At December 31, 2016	(5,093)	(22,263)	(3,470)	−	(30,826)

Net book value
At December 31, 2016	14,704	17,936	7,771	4,652	45,063
At January 1, 2016	15,350	14,481	6,455	2,114	38,400

The investments in property, plant & equipment in 2018 amounted to K€18,557 (2017: K€30,517;2016: K€15,306) and mainly related to new machines and installations in Belgium and Germany (K€10,747), land and buildings in Germany (K€2,491), IT equipment (K€1,781) and leased vehicles (K€792). The investments in 2017 related to the building constructions in Leuven and Poland (K€12,762), the investment into new machines and installations (acquired and leased – K€11,947) and the investment in motor vehicles (K€1,444). The investments in 2016 related to the acquisition of land in Leuven and Poland (K€6,098) and the investment into new machines and installations (acquired and leased – K€8,254) and the investment in computer equipment (K€890).

The Group realized a net loss on disposal of property, plant and equipment of K€83 in 2018 (2017: a net loss of K€25; 2016: a net gain of K€ (149)).

No impairment of property, plant and equipment was recorded.

Finance leases

The carrying value of finance leases at December 31, 2018 was K€5,886 (2017: K€7,680; 2016: K€7,771). Finance leases are included in the column leased assets and mainly relate to 3D printing machines with a carrying value of K€4,608 at December 31, 2018 (2017: K€6,613; 2016: K€7,771) and for which depreciation of K€1,745 was recorded in 2018 (2017: K€1,864; 2016: K€1,663). New finance leases in 2018 amount to K€792 of which K€792 relate to leased motor vehicles (2017:K€1,596; 2016:K€2,757).

Assets under construction

Both in 2018 and 2017, the assets under construction mainly relate to machinery and installations in Belgium, Poland and Germany. Per end of 2018 the main asset under construction related to installations for our medical segment for an amount of K€937, located in Belgium. In 2016 the assets under construction mainly included the building of the new production and office facility in Belgium and Poland (K€6,098) as well as the construction and upgrade of 3D printing machines, transferred to land & buildings and plant & equipment, respectively, in 2017.

Borrowing costs

In 2018, no borrowing costs have been capitalized (2017: K€87; 2016: K€0).

Pledges

Land and buildings (including buildings under construction) with a carrying amount of K€27,319 (2017: K€28,526; 2016: K€12,594) are subject to pledges to secure several of the Group’s bank loans. In addition, pledges have been given on current and other fixed assets with a total carrying amount of K€3,533 (2017: K€13,340; 2016: K€0) (Note 24).